Document and Entity Information	Feb. 10, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001823634
Document Type	8-K
Document Period End Date	Feb. 10, 2023
Entity Registrant Name	Carney Technology Acquisition Corp. II
Entity Incorporation State Country Code	DE
Entity File Number	001-39779
Entity Tax Identification Number	85-2832589
Entity Address, Address Line One	630 Ramona St.
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	(619)
Local Phone Number	736-6855
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock Par Value 0.0001 Per Share 3 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	CTAQ
Security Exchange Name	NASDAQ
Redeemable Warrants Included As Part Of The Units Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.501 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	CTAQW
Security Exchange Name	NASDAQ
Units Each Consisting Of One Share Of Class A Common Stock And One Third Of One Redeemable Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	CTAQU
Security Exchange Name	NASDAQ